Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of consolidation
(a)	Basis of consolidation

These consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Company is exposed to, or has right to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls the investee, when it has:

•	power over the investee

•	exposure, or rights to, variable returns from its involvement with the investee, and

•	the ability to use its power over the investee to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany balances, transactions, and dividends are eliminated in full.

The following are the significant subsidiaries included in these financial statements:

Name	Country of Incorporation	Ownership interest
		2017	2016
Copa Airlines	Panama	99%	99%
Copa Colombia	Colombia	99%	99%
Oval	British Virgin Islands	100%	100%

Current versus non-current classification
(b)	Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current/non-current classification.

An asset is current when it is:

•	expected to be realized or intended to be sold or consumed in the normal operating cycle

•	expected to be realized within twelve months after the reporting period, or

•	cash or cash equivalent, unless restricted.

All other assets are classified as non-current.

A liability is current when:

•	it is expected to be settled in the normal operating cycle

•	it is due to be settled within twelve months after the reporting period, or

•	there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Foreign currencies
(c)	Foreign currencies

The Company’s consolidated financial statements are presented in U.S. dollars, which is the Company’s functional currency. The Company determines the functional currency for each entity, and the items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Company at the respective functional currency spot rates on the date when the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot exchange rate at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Foreign exchange gains and losses are included in the exchange rate difference line in the consolidated statement of profit or loss for the year.

Revenue recognition
(d)	Revenue recognition

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured, regardless of when the payment is made. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duties. The following specific recognition criteria must also be met before revenue is recognized:

Passenger revenue

Passenger revenue is recognized when transportation is provided rather than when a ticket is sold. The amount of passenger ticket sales, not yet recognized as revenue, is reflected under “Air traffic liability” in the consolidated statement of financial position. The Company performs a monthly liability evaluation, and a provision is recognized for tickets that are expected not to be used or redeemed. A year after the sales is made, all unredeemed sales are transferred from “Air Traffic liability” and recognized as revenue, and the provision is reversed.

A significant portion of the Company’s ticket sales are processed through major credit card companies, resulting in accounts receivable that are generally short-term in duration and typically collected prior to when revenue is recognized. The Company believes that the credit risk associated with these receivables is minimal.

The Company is required to charge certain taxes and fees on its passenger tickets. These taxes and fees include transportation taxes, airport passenger facility charges, and arrival and departure taxes. These taxes and fees are legal assessments on the customer. Since the Company has a legal obligation to act as a collection agent with respect to these taxes and fees, we do not include such amounts in passenger revenue. The Company records a liability when these amounts are collected and derecognizes the liability when payments are made to the applicable government agency or operating carrier.

Cargo and mail revenue

Cargo and mail revenue is recognized when the Company provides and completes the shipping services as requested by the client and the risks on the merchandise and goods are transferred.

Other operating revenue

Other operating revenue is primarily comprised of commissions earned on tickets sold for flights on other airlines, special charges, charter flights, and other services provided to other airlines and are recognized when the transportation or service is provided.

Frequent flyer program

On July 1, 2015, the Company launched its frequent flyer program, whose objective is to reward customer loyalty through the earning of miles whenever the programs members make certain flights. The miles or points earned can be exchanged for flights on Copa or any of other Star Alliance partners’ airlines.

When a passenger elects to receive Copa’s frequent flyer miles in connection with a flight, the Company recognizes a portion of the tickets sale as revenue when the air transportation is provided and recognizes a deferred liability (Frequent flyer deferred revenue) for the portion of the ticket sale representing the value of the related miles as a multiple-deliverable revenue arrangement, in accordance with International Financial Reporting Interpretation Committee (IFRIC) 13: Customer loyalty programs. To determine the amount of revenue to be deferred, the Company estimates and allocates the fair value of the miles that were essentially sold along with the airfare, based on a weighted average ticket value, which incorporates the expected redemption of miles including factors such as redemption pattern, cabin class, loyalty status and geographic region.

Furthermore, the Company estimates miles earned by members which will not be redeemed for an award before they expire (breakage). A statistical model that estimates the percentages of points that will not be redeemed before expiration is used to estimate breakage. The breakage and the fair value of the miles are reviewed annually.

The Company calculates the short and long-term portion of the frequent flyer deferred revenue, using a model that includes estimates based on the members´ redemption rates projected by management due to clients’ behavior.

Currently, when a member of another carrier frequent flyer program redeems miles on a Copa Airlines or Copa Colombia flights, those carriers pay to the Company a per mile rate. The rates paid by them depend on the class of service, the flight length, and the availability of the reward.

In addition, the Company sells miles to non-airline businesses with which it has marketing agreements. The main contracts to sell miles are related to co-branded credit card relationships with major banks in the region. The Company determined the selling prices of miles according to a negotiated rate.

Prior to July 1, 2015, the Company participated in United Airlines (“United”) Mileage Plus frequent flyer program. Under the terms of the Company’s frequent flyer agreement with United, Mileage Plus members received Mileage Plus frequent flyer mileage credits for traveling on the Company’s flights. Copa paid United a per mile rate for each mileage credit granted by United at the time of Copa’s flight.

The amounts paid to United were recognized by the Company as a reduction to “Passenger revenue” in the consolidated statement of profit or loss. Upon payment the Company did not have any further obligation with respect to the mileage credits.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents in the statement of financial position, comprise cash on hand and in banks, money market accounts, and time deposits with original maturities of three months or less from the date of purchase.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash net of outstanding bank overdrafts, if any. The Company has elected to present the statement of cash flows using the indirect method.

Financial instruments
(f)	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

The Company’s financial assets include cash and cash equivalents, short and long-term investments and accounts receivable.

(i)	Initial recognition and derecognition

Financial assets are classified, at initial recognition, as financial assets at fair value through profit or loss, receivables, held to maturity investments, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial assets are recognized initially at fair value plus directly attributable transaction costs, except in the case of financial assets at fair value through profit and loss.

A financial asset is derecognized when:

•	the rights to receive cash flows from the asset have expired, or

•

the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement, and either (a) the Company has transferred substantially all of the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all of the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

(ii)	Measurement

The subsequent measurement of financial assets depends on their classification as described below (see also note 4, Fair value measurement for financial assets):

•	Held to maturity investments

The Company invests in short-term deposits with original maturities of more than three months but less than one year. Additionally, the Company invests in long-term deposits with maturities greater than one year. These investments are classified as short and long-term investments, respectively, in the accompanying consolidated statement of financial position. All of these investments are classified as held-to-maturity securities and are subsequently measured at amortized cost using the Effective Interest Rate (EIR) method, less impairment, since the Company has determined that it has the intent and ability to hold the securities to maturity.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income in the consolidated statement of profit or loss. Restricted cash and cash equivalents are classified within short-term and long-term investments and are held as collateral for letters of credit.

•	Receivables

Accounts receivable are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. These financial instruments, which generally have 30 days terms, are initially recognized and carried at the original invoice amount since recognition of interest under the amortized cost would be immaterial less a provision for impairment. Losses arising from impairment are recognized under “Other operating expenses” in the consolidated statement of profit or loss.

The Company records its best estimate of the provision for impairment of receivables, based on several factors, including varying customer classifications, agreed upon credit terms, and the aging of the individual debt.

When the Company considers that there are no realistic prospects of recovery of the asset, the relevant amounts are written off. If the amount of impairment loss subsequently decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, then the previously recognized impairment loss is reversed through profit or loss.

The Company considers that there is evidence of impairment if any of the following indicators are present:

•	the debtor is in a state of permanent disability

•	the Company has exhausted all legal and/or administrative recourse

•	where the account exceeds one year without decreases

•	when there are not documents that establishing the debt.

(iii)	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company has a legally enforceable right to set off the recognized amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the ordinary course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.

Non-derivative financial liabilities

(i)	Initial recognition and derecognition

The Company’s financial liabilities include trade and other payables and loans and borrowings.

Financial liabilities are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or derivatives designated as hedging instruments in an effective hedge, as appropriate. The Company determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expire. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of profit or loss.

(ii)	Measurement

The measurement of financial liabilities depends on their classification as described below:

•	Debt

All borrowings and loans are initially recognized at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest rate (EIR) method. Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included under finance cost in the consolidated statement of profit or loss.

•	Other financial liabilities

Other financial liabilities are initially recognized at fair value, including directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the EIR method.

Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the amortization process.

Derivative financial instruments and hedging activities

Derivative instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at their fair value.

Derivatives are carried as financial assets when the fair value results in a right to the Company and as financial liabilities when the fair value results in an obligation. The accounting for changes in value depends on whether the derivative is designated as a hedging instrument, and if so, the classification of the hedge. The fair values of various derivative instruments used for hedging purposes are shown in note 28.7.

For hedge accounting purposes, hedges are classified into:

•	fair value hedges

•	cash flow hedges

•	hedges of a net investment in a foreign operation.

The Company designated certain derivatives as cash flow hedges.

At the inception of a hedge relationship, the Company formally designates and documents the relationship between the hedging instruments and the hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions.

The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions, as expected, are highly effective in offsetting changes in fair values or cash flows of hedged items.

Any gain or loss on the hedging instrument relating to the effective portion of a cash flow hedge is recognized in the consolidated statement of comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of profit or loss.

Amounts recognized as other comprehensive income are transferred to the statement of profit or loss when the hedged transaction affects profit or loss, such as when the hedged financial income or financial expense is recognized. When the hedged item is the cost of a non-financial asset or non-financial liability, the amounts recognized as other comprehensive income are transferred to the initial carrying amount of the non-financial asset or liability.

As of December 31, 2017 and 2016, the Company does not have financial instruments designated under hedge accounting.

Impairment
(g)	Impairment

Impairment of financial assets

The Company assesses at the end of each reporting date whether there is objective evidence that a financial asset or group of financial assets is impaired. An impairment exists if one or more events that have occurred since the initial recognition of the asset (an incurred “loss event”) have an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

Evidence of impairment may include indicators that the debtors or the group of debtors are experiencing financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization, and observable data indicating that there is a measurable decrease in the estimated future cash flows.

•	Impairment of financial assets carried at amortized cost

For financial assets carried at amortized cost, the Company first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Company determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original EIR.

The carrying amount of the asset is reduced and the loss recorded in the consolidated statement of profit or loss.

Impairment of non-financial assets

The Company assesses at each reporting date whether there is an indication that an asset or its cash-generating unit (CGU) may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s or CGU’s recoverable amount. The recoverable amount is the higher of an asset’s or its CGU’s fair value less costs to sell and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Impairment losses of continuing operations, including impairment on inventories, are recognized in the consolidated statement of profit or loss in those expense categories consistent with the function of the impaired asset.

For assets, excluding goodwill, an assessment is made at each reporting date to determine whether there is any indication that previously recognized impairment losses no longer exist or may have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss.

Expendable parts and supplies
(h)	Expendable parts and supplies

Expendable parts and supplies for flight equipment are carried at the lower of the average acquisition cost or replacement cost, and are expensed when used in operations. The replacement cost is the estimated purchase price in the ordinary course of business.

Passenger traffic commissions
(i)	Passenger traffic commissions

Passenger traffic commissions are recognized as expense when transportation is provided and the related revenue is recognized. Passenger traffic commissions paid but not yet recognized as expense are included under “Prepaid expenses” in the accompanying consolidated statement of financial position.

Property and equipment
(j)	Property and equipment

Property and equipment comprise mainly airframe, engines, maintenance components and other related flight equipment. All property and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

When a major maintenance inspection or overhaul cost is embedded in the initial purchase cost of an aircraft, the Company estimates the carrying amount of the component. These initial built-in maintenance assets are depreciated over the estimated time period until the first maintenance event is performed. The cost of major maintenance events completed after the aircraft acquisition are capitalized and depreciated over the estimated time period until the next major maintenance event. The remaining value of the previously capitalized component if any, is charged to expense upon completion of the subsequent maintenance event.

The Company recognizes the depreciation on a straight-line basis over the estimated useful lives of the assets. Depreciation is recognized in the consolidated statement of profit or loss from the date the property, and equipment is installed and ready for use.

	Estimate useful	Residual
Property and equipment	life (years)	Value
Flight equipment -
Airframe and engines	27	15%
Major maintenance events	3-16	—
Ramp and miscellaneous -
Ground equipment	10	—
Furniture, fixture, equipment and other	5-10	—
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement	—

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.

The costs of major maintenance events for leased aircraft are capitalized and depreciated over the shorter operating of the scheduled usage period to the next major inspection event or the remaining life of lease term (as appropriate). The value of major maintenance inspection or overhaul embedded in the aircraft operating leases is not recognised as a separated component under IAS 17 Leases.

The residual values, useful lives, and methods of depreciation of property and equipment are reviewed at each financial year-end and adjusted prospectively, if appropriate.

During 2016, as result of the annual review of the useful life, the Company concluded that airframe and engines are now expected to remain in operations for 27 years from the purchase date. As consequence the expected useful life of the fleet decreased by 3 years (see note 13).

The land owned by the Company is recognized at cost less any accumulated impairment.

Leases
(k)	Leases

The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement at the inception date. The arrangement is assessed for whether the fulfillment of the agreement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in the arrangement.

A reassessment is made after inception of the lease only if one of the following applies:

•	there is a change in contractual terms, other than a renewal or extension of the arrangement;

•	a renewal option is exercised or extension granted, unless the term of the renewal or extension was initially included in the lease term;

•	there is a change in the determination of whether fulfillment is dependent on a specified asset; or

•	there is a substantial change to the asset.

Where a reassessment is made, lease accounting shall commence or cease from the date when the change in circumstances gave rise to the reassessment. When a renewal option is exercised or extension granted, lease accounting shall commence or cease at the date of renewal or extension.

The Company as lessor

(i)	Operating leases

When assets are leased under operating leases, the asset is included in the consolidated statement of financial position according to its nature. Revenue from operating leases is recognized over the lease term on a straight-line basis.

Initial direct costs incurred by the Company in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized as an expense over the lease term on the same basis as the related lease income.

The Company as lessee

(ii)	Operating leases

Leases where the lessor effectively retains substantially all the risks and benefits of ownership of the leased item are classified as operating leases.

Operating lease payments are recognized as an expense in the consolidated statement of profit or loss on a straight-line basis over the lease term.

(iii)	Finance leases

Leases where the lessor substantially transfers all the risks and benefits of ownership of the leased item are classified as finance leases.

The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Minimum lease payments made under finance leases are apportioned between the finance cost and the reduction of the outstanding liability.

The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability; these are recognized as finance costs in the consolidated statement of profit or loss.

Sale and leaseback transactions

The Company enters into transactions whereby aircraft are sold and subsequently leased back. The Company has not entered into sale and leaseback transactions that resulted in finance leases.

If a sale and leaseback transaction results in an operating lease, and it is clear that the transaction is established at fair value, any profit or loss is recognized immediately. If the sale price is below fair value any profit is recognized immediately. If the transaction is not at fair value, any resulting loss that is compensated for by future lease payments at below market rate is deferred and amortized over the lease term.

Intangible assets
(l)	Intangible assets

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred over the net identifiable assets acquired and liabilities assumed of the acquired subsidiary at the date of acquisition.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s CGU or group of CGU’s that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Other intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and the expenditure is reflected in the consolidated statement of profit or loss in the year in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over their useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of profit or loss as the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Gains and losses arising from the derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss when the asset is derecognized.

The Company’s intangible assets and the policies applied are summarized as follows:

•	Licenses and software rights

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized using the straight-line method over their estimated useful lives (from three to eight years).

Costs associated with developing or maintaining computer software programs are recognized as an expense as incurred. Costs that are directly associated with the production of identifiable and unique software products controlled by the Company and that are estimated to generate economic benefits exceeding costs beyond one year, are recognized as intangible assets. Direct costs include the software development employee costs and an appropriate portion of relevant overheads. These costs are amortized using the straight-line method over their estimated useful lives (from five to fifteen years).

Computer software development costs recognized as assets are amortized on a straight-line basis over their estimated useful lives, which range between three and five years.

Licenses and software rights acquired by the Company have finite useful lives and are amortized on a straight-line basis over the term of the contract and the amortization is recognized in the consolidated statement of profit or loss.

Taxes
(m)	Taxes

Income tax expense

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except when related to the items recognized directly in equity or in other comprehensive income (“OCI”).

Current income tax

The Company pays taxes in the Republic of Panama and in other countries in which it operates, based on regulations in effect in each respective country.

Revenue arise principally from foreign operations, and according to the Panamanian Tax Code, these foreign operations are not subject to income tax in Panama.

The Panamanian tax code for the airline industry states that tax is based on net income earned for traffic with origin or final destination in the Republic of Panama. The applicable tax rate is currently 25.0%. Dividends from the Panamanian subsidiaries, are separately subject to a 10% withholding tax on the portion attributable to Panamanian sourced income and a 5% withholding tax on the portion attributable to foreign sourced income.

The Company is also subject to local tax regulations in each of the other jurisdictions where it operates, the great majority of which are related to income taxes.

Current income tax assets and liabilities are measured at the amount expected to be paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Company operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions when appropriate.

Deferred tax

Deferred tax is calculated using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•

when the deferred tax asset relating to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit or loss.

•

in respect of deductible temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit or loss.

•

in respect of taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Borrowing costs
(n)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction, or production of any qualifying asset, that necessarily takes a substantial period of time to get ready for its intended use or sale, are capitalized as part of the cost of the asset during that period of time.

Other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Provisions
(o)	Provisions

Provisions for costs, including restitution, restructuring and legal claims and assessments are recognized when:

•	the Company has a present legal or constructive obligation as a result of past events;

•	it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and

•	the amount of obligation can be reliably estimated.

For certain operating leases, the Company is contractually obliged to return the aircraft in a defined condition. The Company accrues a provision for restitution costs related to aircraft held under operating leases throughout the duration of the lease.

Restitution costs are based on the net present value of the estimated costs of returning the aircraft and are recognized in the consolidated statement of profit or loss under “Maintenance, materials and repairs”. These costs are reviewed annually and adjusted as appropriate.

Employee benefits
(p)	Employee benefits

Defined benefit plan

The Company sponsors a defined benefit plan, which requires contributions to be made to a separately administered fund.

The calculation of the defined benefit obligation is performed annually by a qualified actuary using the projected unit credit actuarial cost method (PUC).

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets and the effect of the asset ceiling (if any), are recognized immediately in other comprehensive income. The Company determines the net interest by applying the discount rate to the net defined benefit liability or asset. The Company recognizes the following changes in the net defined benefit obligation in the consolidated statement of profit or loss.

Share-based payments

Employees (including senior executives) of the Company receive compensation in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments (equity-settled transactions).

The cost of equity-settled transactions is recognized, together with a corresponding increase in additional paid in capital in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. Expense or credit for a period represents the movement in cumulative expense recognized as of the beginning and end of that period and is recognized under “Salaries and benefits” expense in the consolidated statement of profit or loss (note 25).

Termination benefits

Termination benefits are payable when employment is terminated by the Company before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Company recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without realistic possibility of withdrawal, or providing termination benefits as a result of an offer made to encourage voluntary redundancy.